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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                                  Amendment #1

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2001

Check here if Amendment [X]; Amendment Number: 1

   This Amendment (Check only one):  [X] is a restatement.
                                     [ ] adds new holding entries.

Institutional Investment Manager Filing this Report:

Name:          Bradford Capital LLC
Address:       One Montgomery Street, Suite 3300
               San Francisco, CA 94104

Form 13F File Number: 28-06081

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Timothy D. Rice
Title:  Senior Managing Member
Phone:  (415) 352-6232

Signature, Place, and Date of Signing:

/s/ Timothy D. Rice, San Francisco, California, February 19, 2002


Report Type (Check only one):

[x] 13F HOLDING REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s)).

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s)).


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
Report Summary:

Number of Other Included Managers:                              0

Form 13F Information Table Entry Total:                        25

Form 13F Information Table Value Total:              $106,035,000

List of Other Included Managers:                          None
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                                              FORM 13F AMENDMENT #1 INFORMATION TABLE

                                                                                                                 VOTING AUTHORITY
                                                     VALUE     SHARES OR         PUT/  INVESTMENT    OTHER     --------------------
NAME OF ISSUER           TITLE OF CLASS   CUSIP    X ($1000)  PRN AMOUNT  SH/PRN CALL  DISCRETION  MANAGERS    SOLE    SHARED  NONE
Adelphia Communications      CLASS A      6848105    4,641      148,850     SH            SOLE        N/A    148,850

Altera Corp                    COM       21441100    2,745      129,350     SH            SOLE        N/A    129,350

Apple Computer Inc             COM       37833100    7,596      346,850     SH            SOLE        N/A    346,850

AT&T CORP Wireless
 Group                   Tracking Stock   209A106    5,712      397,500     SH            SOLE        N/A    397,500

BEA Systems Inc                COM       73325102    2,871      186,450     SH            SOLE        N/A    186,450

Check Point Software
 Tech. Inc                     COM      M22465104    3,524       88,350     SH            SOLE        N/A     88,350

Cisco Systems, Inc             COM      17275R102    5,247      289,700     SH            SOLE        N/A    289,700

Compaq Computer Corp           COM      204493100    4,434      454,300     SH            SOLE        N/A    454,300

Conexant Systems Inc           COM      207142100    5,266      366,700     SH            SOLE        N/A    366,700

Dell Computer Corp             COM      247025109    3,100      114,050     SH            SOLE        N/A    114,050

EBAY Inc                       COM      278642103    3,017       45,100     SH            SOLE        N/A     45,100

Flex International Ltd         COM      Y2573F102    3,558      148,300     SH            SOLE        N/A    148,300

Intel Corp                     COM      458140100    5,095      162,000     SH            SOLE        N/A    162,000

Intuit Inc                     COM      461202103    3,048       71,150     SH            SOLE        N/A     71,150

Microsoft Corp                 COM      594918104    6,138       92,650     SH            SOLE        N/A     92,650

Nextel Communications        CLASS A    65332V103    5,071      462,700     SH            SOLE        N/A    462,700

Novellus Systems Inc           COM      670008101    4,921      124,750     SH            SOLE        N/A    124,750

PMC Sierra Inc                 COM      69344F106    2,722      128,050     SH            SOLE        N/A    128,050

Sanmina-SCI Corp               COM      800907107    4,708      236,572     SH            SOLE        N/A    236,572

Siebel Systems Inc             COM      826170102    3,699      132,200     SH            SOLE        N/A    132,200

Solectron Corp                 COM      834182107    5,373      476,350     SH            SOLE        N/A    476,350

Synopsys Inc                   COM      871607107    3,689       62,450     SH            SOLE        N/A     62,450

Veritas Software Corp          COM      923436109    3,387       75,500     SH            SOLE        N/A     75,500

Worldcom MCI Group             COM      98157D304    2,662      209,600     SH            SOLE        N/A    209,600

Xilinx Inc                     COM      983919101    3,811       97,600     SH            SOLE        N/A     97,600

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